Consolidated Balance Sheet - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Current Assets
Cash & cash equivalents	$ 62,960	$ 71,318
Trade & other receivables	20,952	6,998
Prepayments	2,551	3,342
Total Current Assets	86,463	81,658
Non-Current Assets
Property, plant and equipment	1,106	1,357
Right-of-use assets	2,732	5,134
Financial assets at fair value through other comprehensive income	1,014	1,757
Other non-current assets	2,102	2,326
Intangible assets	575,736	577,183
Total Non-Current Assets	582,690	587,757
Total Assets	669,153	669,415
Current Liabilities
Trade and other payables	7,070	20,145
Provisions	45,038	6,399
Borrowings	13,862	5,952
Lease liabilities	2,626	4,060
Warrant liability	4,647	5,426
Total Current Liabilities	73,243	41,982
Non-Current Liabilities
Provisions	10,620	16,612
Non-current borrowings	100,483	102,811
Lease liabilities	1,952	3,672
Deferred consideration	2,500	2,500
Total Non-Current Liabilities	115,555	125,595
Total Liabilities	188,798	167,577
Net Assets	480,355	501,838
Equity
Issued Capital	1,310,813	1,249,123
Reserves	78,303	73,520
Accumulated losses	(908,761)	(820,805)
Total Equity	$ 480,355	$ 501,838